Loans from a Third Parties (Details)			12 Months Ended
	Jan. 24, 2023 USD ($)	Jan. 24, 2023 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jan. 25, 2022 USD ($)	Jan. 25, 2022 CNY (¥)
Loans from a Third Parties [Line Items]
Borrowings			$ 3,365,077		$ 5,397,521
Repayments of Debt	$ 82,237	¥ 600,000					$ 4,920	¥ 35,000
Wuxi Huanxiang Culture Co., Ltd. [Member]
Loans from a Third Parties [Line Items]
Borrowings									$ 112,462	¥ 800,000
Outstanding balances of loan			$ 23,177	¥ 165,000	$ 23,512	¥ 165,000